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                             Janus Investment Fund
                                   Janus Fund
                              Janus Worldwide Fund
                        Janus Global Life Sciences Fund
                          Janus Global Technology Fund

                       Supplement Dated December 31, 2002
                     To Prospectus Dated February 25, 2002
                         As Supplemented August 9, 2002

Effective December 31, 2002, Janus Fund, Janus Worldwide Fund, Janus Global Life Sciences Fund and Janus Global Technology Fund will reopen to new investors.